Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangible Assets [Abstract]
Amortization expense related to finite lived intangible assets	$ 2,361	$ 1,939	$ 1,191